UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 11, 2016

CHASE BANK USA, NATIONAL ASSOCIATION1

(Exact name of securitizer as specified in its charter)

333-74303, 333-68236, 333-83484, 333-103210, 000-19191, 333-145109-04, 333-192048	0000869090
(Commission File Numbers of securitizer)	(Central Index Key Number of securitizer)

Todd Lehner, Managing Director, (302) 282-5113

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1	Chase Bank USA, National Association, as securitizer, is filing this Form ABS-15G in respect of asset backed securities outstanding during the reporting period for the following affiliated entities: Chase Issuance Trust (Commission File Number 333-192048-01; Central Index Key Number 0001174821) and Chase Credit Card Master Trust (Commission File Numbers 000-28338-03, 333-103210, 333-145109-02; Central Index Key Number 0001004988).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHASE BANK USA, NATIONAL ASSOCIATION (Securitizer)

By:/s/ Todd Lehner
Name: Todd Lehner
Title: Managing Director

Date: February 11, 2016